Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (98.9%)
Communication Services (5.5%)
*	Baidu Inc. ADR	1,551,800	335,561
*	Alphabet Inc. Class A	169,450	296,985
*	Alphabet Inc. Class C	152,300	266,811
*	Facebook Inc. Class A	224,000	61,188
	Electronic Arts Inc.	400,000	57,440
*	ZoomInfo Technologies Inc. Class A	264,871	12,775
*	Live Nation Entertainment Inc.	150,450	11,055
*	Walt Disney Co.	48,757	8,834
*	Pinterest Inc. Class A	76,250	5,025
*	Snap Inc.	23,500	1,177
*	Madison Square Garden Sport Corp. Class A	3,100	571
*	Madison Square Garden Entertainment Corp. Class A	3,100	325
			1,057,747
Consumer Discretionary (12.5%)
*	Tesla Inc.	863,730	609,508
*	Alibaba Group Holding Ltd. ADR	1,687,700	392,778
*	Amazon.com Inc.	73,150	238,244
*	CarMax Inc.	2,373,897	224,238
	TJX Cos. Inc.	3,027,400	206,741
	Sony Corp. ADR	1,501,450	151,797
*,^	XPeng Inc. ADR	2,833,600	121,363
	Royal Caribbean Cruises Ltd.	894,000	66,773
	Carnival Corp.	2,714,845	58,804
*	Capri Holdings Ltd.	1,250,000	52,500
*,^	DoorDash Inc. Class A	359,572	51,329
*	Entain plc	3,234,192	50,165
	Ross Stores Inc.	346,100	42,505
	eBay Inc.	610,400	30,673
*	Norwegian Cruise Line Holdings Ltd.	749,450	19,058
	Las Vegas Sands Corp.	291,900	17,397
	Marriott International Inc. Class A	131,300	17,321
	Newell Brands Inc.	600,000	12,738
	Hilton Worldwide Holdings Inc.	76,333	8,493
*	Ulta Beauty Inc.	23,000	6,605
	Restaurant Brands International Inc.	88,500	5,408
	Whirlpool Corp.	24,100	4,350
*	Burlington Stores Inc.	8,950	2,341
	Darden Restaurants Inc.	15,000	1,787
*	AutoZone Inc.	1,220	1,446
*	Five Below Inc.	6,600	1,155
			2,395,517

Consumer Staples (0.0%)
*	Beyond Meat Inc.	8,000	1,000

Energy (1.4%)
	Pioneer Natural Resources Co.	973,373	110,858
	Hess Corp.	1,505,594	79,480
*,^	Transocean Ltd.	11,836,496	27,342
	Cabot Oil & Gas Corp.	1,355,550	22,068
	EOG Resources Inc.	386,121	19,256
*	Southwestern Energy Co.	3,437,700	10,244
	TechnipFMC plc	492,000	4,625
			273,873
Financials (6.8%)
	Morgan Stanley	4,023,941	275,761
	Charles Schwab Corp.	3,311,800	175,658
	Bank of America Corp.	5,076,417	153,866
	Northern Trust Corp.	1,645,451	153,257
	Raymond James Financial Inc.	1,589,570	152,074
	Wells Fargo & Co.	3,309,210	99,872
	Discover Financial Services	969,188	87,741
	JPMorgan Chase & Co.	651,336	82,765
	Goldman Sachs Group Inc.	202,750	53,467
	Progressive Corp.	306,700	30,327
	CME Group Inc.	146,954	26,753
	LPL Financial Holdings Inc.	93,000	9,692
	Citigroup Inc.	80,000	4,933
			1,306,166
Health Care (29.1%)
	Eli Lilly and Co.	4,752,118	802,348
	Amgen Inc.	2,349,899	540,289
*	Biogen Inc.	2,068,677	506,536
*	BioMarin Pharmaceutical Inc.	5,316,750	466,226
*	Seagen Inc.	2,085,442	365,244
	Novartis AG ADR	3,165,300	298,899
	Thermo Fisher Scientific Inc.	523,175	243,684
*	BeiGene Ltd. ADR	833,981	215,492
	Bristol-Myers Squibb Co.	3,200,330	198,517
*,^	BioNTech SE ADR	2,221,696	181,113
*	Boston Scientific Corp.	4,545,056	163,395
*	QIAGEN NV	2,950,126	155,914
*	Illumina Inc.	411,970	152,429
*	Edwards Lifesciences Corp.	1,605,000	146,424
	Roche Holding AG	408,018	142,112
*	Elanco Animal Health Inc.	4,345,406	133,274
	AstraZeneca plc ADR	2,268,100	113,382
	PerkinElmer Inc.	788,800	113,193
*	FibroGen Inc.	2,593,061	96,177
*	LivaNova plc	1,427,640	94,524
*	Charles River Laboratories International Inc.	341,500	85,327
	Zimmer Biomet Holdings Inc.	495,700	76,382
*	Alkermes plc	3,689,000	73,596
	Abbott Laboratories	654,900	71,705
*	BeiGene Ltd.	2,366,000	47,934
*	Alcon Inc.	532,340	35,124
	Agilent Technologies Inc.	213,000	25,238
	Medtronic plc	157,000	18,391

1	Siemens Healthineers AG	136,900	7,045
*	ImmunoGen Inc.	625,327	4,033
*	Adaptive Biotechnologies Corp.	28,100	1,662
*	Guardant Health Inc.	7,900	1,018
	Cerner Corp.	9,400	738
*	Waters Corp.	2,025	501
*	Allogene Therapeutics Inc.	18,000	454
*	IQVIA Holdings Inc.	1,959	351
			5,578,671
Industrials (12.7%)
	FedEx Corp.	1,724,274	447,656
	Southwest Airlines Co.	9,241,700	430,756
*	Aecom	4,656,730	231,812
*	Airbus SE	2,069,643	227,133
	Jacobs Engineering Group Inc.	1,963,719	213,967
*	United Airlines Holdings Inc.	4,074,393	176,217
	Delta Air Lines Inc.	3,475,210	139,738
*	JetBlue Airways Corp.	6,176,050	89,800
^	American Airlines Group Inc.	5,519,300	87,039
*	TransDigm Group Inc.	114,619	70,932
*	Lyft Inc. Class A	1,054,625	51,814
	IDEX Corp.	216,730	43,173
	Curtiss-Wright Corp.	340,000	39,559
	Textron Inc.	812,100	39,249
	Old Dominion Freight Line Inc.	164,100	32,029
	Caterpillar Inc.	151,800	27,631
*	Ryanair Holdings plc ADR	228,700	25,152
*	Uber Technologies Inc.	407,050	20,759
	Raytheon Technologies Corp.	265,600	18,993
	Carrier Global Corp.	415,000	15,654
	Rockwell Automation Inc.	41,400	10,383
			2,439,446
Information Technology (30.8%)
	Microsoft Corp.	2,067,650	459,887
*	Micron Technology Inc.	5,395,800	405,656
*	Adobe Inc.	792,000	396,095
	Texas Instruments Inc.	2,062,350	338,493
	NetApp Inc.	5,068,400	335,731
*	Flex Ltd.	18,409,302	330,999
	KLA Corp.	1,135,900	294,096
*	Splunk Inc.	1,695,220	288,001
*	Trimble Inc.	3,969,728	265,059
	QUALCOMM Inc.	1,713,890	261,094
	ASML Holding NV	529,600	258,297
	Universal Display Corp.	933,564	214,533
*	Descartes Systems Group Inc.	3,034,465	177,456
	Corning Inc.	4,562,724	164,258
	NVIDIA Corp.	296,010	154,576
	Entegris Inc.	1,359,300	130,629
*	Cree Inc.	1,210,000	128,139
*	PayPal Holdings Inc.	499,300	116,936
	Visa Inc. Class A	511,600	111,902
*	Nuance Communications Inc.	2,231,400	98,382
*	FormFactor Inc.	2,206,794	94,936
*,^	Unity Software Inc.	549,000	84,255
	Telefonaktiebolaget LM Ericsson ADR	6,511,500	77,812

	Intuit Inc.		196,000	74,451
	Teradyne Inc.		607,300	72,809
	HP Inc.		2,154,600	52,982
	Jabil Inc.		1,245,000	52,950
*	BlackBerry Ltd.		7,931,976	52,589
*	VMware Inc. Class A		366,500	51,405
	Apple Inc.		364,800	48,405
*	Keysight Technologies Inc.		328,000	43,326
*	MongoDB Inc.		102,200	36,694
	Hewlett Packard Enterprise Co.		3,054,910	36,201
	Intel Corp.		628,400	31,307
	Oracle Corp.		405,000	26,199
*	Cerence Inc.		242,800	24,397
	Plantronics Inc.		698,800	18,889
*	Autodesk Inc.		61,200	18,687
	Analog Devices Inc.		90,600	13,384
*	Crowdstrike Holdings Inc. Class A		59,200	12,540
*	salesforce.com Inc.		50,000	11,126
*,^	Nokia Oyj ADR		1,946,163	7,609
*	Palo Alto Networks Inc.		20,800	7,392
	Western Digital Corp.		107,180	5,937
	Mastercard Inc. Class A		9,600	3,427
*	Nutanix Inc.		70,000	2,231
*	RingCentral Inc. Class A		2,750	1,042
	Applied Materials Inc.		10,700	923
*	Okta Inc.		2,800	712
*	DocuSign Inc. Class A		2,750	611
*	Arista Networks Inc.		50	15
				5,895,462
Materials (0.0%)
	Albemarle Corp.		4,400	649

Real Estate (0.1%)
	Alexandria Real Estate Equities Inc.		30,000	5,347
	American Homes 4 Rent Class A		175,000	5,250
				10,597
Total Common Stocks (Cost $7,151,413)				18,959,128
		Coupon
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
2,3 Vanguard Market Liquidity Fund (Cost
	$633,382)	0.111%	6,335,062	633,506
Total Investments (102.2%) (Cost $7,784,795)				19,592,634
Other Assets and Liabilities-Net (-2.2%)				(414,747)
Net Assets (100%)				19,177,887
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $363,566,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of this security represented 0.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $382,098,000 was received for securities on loan, of which $375,816,000 is held in Vang uard Market
Liquidity Fund and $6,282,000 is held in cash.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calcul ated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	18,484,739	474,389	—	18,959,128
Temporary Cash Investments	633,506	—	—	633,506
Total	19,118,245	474,389	—	19,592,634